Stock-based Compensation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Apr. 03, 2022	Mar. 31, 2021	Jan. 02, 2022	Dec. 31, 2020
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock-based compensation expense, tax benefit	$ 0	$ 0	$ 0	$ 0
Stock repurchase rights lapses description			The repurchase right lapses 90 days after the termination of the employee’s employment
Shares remained subject to right of repurchase	4,302,542
Shares remained subject to right of repurchase			5,086,572	5,383,935
Early exercised liability	$ 300		$ 300	$ 300
Share-based Payment Arrangement, Amount Capitalized	300		700
Unrecognized stock-based compensation expenses	$ 50,600		$ 48,200
Weighted average period of recognition for unrecognized stock-based compensation	3 years 7 months 6 days		3 years 7 months 6 days
Weighted Average Grant Date Fair Value, Granted			$ 4.43	$ 0.59
Vested fair value of stock options			$ 6,600	$ 300
Stock purchase plan approval date			Jul. 12, 2021
Stock purchase plan offering date			Nov. 30, 2021
Stock purchase plan first purchase date			May 30, 2022
Accrued Bonuses	$ 1,000
Equity Plan [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Shares reserves for future issuance			16,850,000
Equity Incentive Plan, Description			The number of shares reserved for issuance under the 2021 Plan will automatically increase on January 1st each year, starting on January 1, 2022 and continuing through January 1, 2031, by the lesser of (a) 4% of the total number of shares of the Company’s common stock outstanding on December 31st of the immediately preceding fiscal year or (b) a lesser number determined by the Company’s board of directors prior to the applicable January 1st.
Lesser rate			4.00%
Employee Stock Purchase Plan [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Equity Incentive Plan, Description			The number of shares reserved for issuance under the 2021 ESPP will automatically increase on January 1st each year, starting on January 1, 2022 and continuing through January 1, 2031, by the lesser of (a) 1% of the total number of shares of the Company’s common stock outstanding on December 31st of the preceding calendar year, (b) 2,000,000 shares of the Registrant’s common stock or (c) a lesser number determined by the Company’s board of directors.
Registrants common stock, shares			2,000,000
Lesser rate			1.00%
Discount rate			15.00%
Base compensation rate			15.00%
Fair market rate			85.00%
Offering periods, Description			The 2021 ESPP provides 18-month offering periods with three 6-month purchase periods with the purchase periods ending on May 7, 2022, November 4, 2022 and May 4, 2023. A new 18-month offering period will commence every six months thereafter.
Share Reserve Available For Issuance			5,625,000
Restricted Stock Units [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Weighted Average Grant Date Fair Value, Granted	$ 17.55		$ 23.12
Vested fair value of stock options			$ 1,800